RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Disclosure of Related Party Noteholders
Each of the following Related Lenders holds one or more convertible notes issued pursuant to the Convertible Loan Note Instrument (CLN 2022) for the aggregate nominal amounts set forth opposite such Related Party Noteholder’s name below.

Name of noteholder	Amount of principal and accrued interest as of December 31, 2022
Gomez Cayman SPV Limited and its related entity, Cibanco, S.A. Institución de Banca Múltiple (“Cibanco”)	$17,889
Kibbutz Holding S.a.r.l.	$14,857
Guines	$8,914
Ridgeview Holdings LLC	$283
Cobalt Partners, LP	$3,537

Disclosure of balances and transactions with interested and related parties	Balances with related parties:

	Key management personnel and shareholder	Other related parties
	(In thousands of US$)
December 31, 2022:
Receivables:
Trade receivables	—	20
Payables:
Convertible note	10,345	—
Warrants	75	—
Lease liability	16,585	—
December 31 2021:
Receivables:
Trade receivables	—	327
Payables:
Accounts payable	—	3,472
Loan payable	37,737	324
Convertible note	60,819	24,876
Derivative financial liabilities	44,525	21,728
Warrants	6,926	10,098
Lease liability	22,455	—
c.Transactions with related parties:

	Key management personnel and shareholder	Other related parties
	(In thousands of US$)
Year ended December 31, 2022
Finance Costs	39,061	18,015
Finance Income	(19,172)	—
Gain on lease termination (Note 12)	—	1,487

Year ended December 31, 2021
Finance Costs	58,281	10,430

Year ended December 31, 2020
Finance Costs	1,617	—
Year ended December 31, 2022:

Interested parties (including directors) employed by the Company
(In thousands of US$)
Wages and salaries	3,338
Social security costs	636
Share-based payment benefits	2,160
Total	6,134
Year ended December 31, 2021:

Interested parties (including directors) employed by the Company
(In thousands of US$)
Wages and salaries	806
Social security costs	106
Share-based payment benefits	401
Total	1,313
Year ended December 31, 2020:

Interested parties (including directors) employed by the Company
(In thousands of US$)
Wages and salaries	766
Social security costs	95
Share-based payment benefits	526
Total	1,387